FINANCE INCOME (EXPENSES) - Summary of net of financial expense based on the nature of the related transactions (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCE INCOME (EXPENSES)
Finance expenses (debt interest)	R$ (744,607)	R$ (634,201)	R$ (709,323)
Financial short-term investments and others income	537,289	264,764	167,967
Exchange variations on financial activities, net	394,389	(252,190)	(950,369)
Gains (losses) with derivatives on exchange rate variations on financial activities, net	(383,178)	257,964	940,308
Gains (losses) on derivatives on interest payments and other financial activities, net	(609,635)	17,590	28,971
Monetary adjustment of provision for tax, civil and labor risks and tax liabilities	(79,280)	(25,731)	(5,550)
Leases expenses	(200,246)	(210,669)	(229,544)
Hyperinflationary economy adjustment	(187,612)	(26,528)	18,667
Other finance expenses	(326,000)	(380,119)	(310,182)
Other gains (losses) from exchange rate variation on operating activities	(301,981)	(37,857)	13,636
Net finance income (expenses), net	R$ (1,900,861)	R$ (1,026,977)	R$ (1,035,419)